Share-based payments	12 Months Ended
Dec. 31, 2017
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Share-based payments
35.	Share-based payments

Stock option plan

The former parent company of the Group, ChipMOS Bermuda adopted three option plans in 2001, 2006 and 2011 which have 2,250,000, 1,750,000 and 1,000,000 shares available for issuance, respectively. The stock option plans provide that the directors, officers, employees and consultants of ChipMOS Bermuda and its affiliates may be granted options to purchase ordinary shares of ChipMOS Bermuda at specified exercise prices. All outstanding stock options issued by ChipMOS Bermuda and received by the employees of the Company, whether vested or unvested, were settled in cash by ChipMOS Bermuda prior to the Merger in accordance with the terms of the merger agreement.

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the periods indicated:

	Ten months ended October 30, 2016	2016
	Number of options	WAEP US$
Outstanding at the beginning of the period	1,062,250	13.57
Forfeited	(25,084)	15.35
Exercised	(97,715)	7.21
Expired	(49,500)	20.57
Early settled	(889,951)	13.83

Outstanding at the end of the period	—	—

Exercisable at the end of the period	—	—

The weighted average share price at the date of exercise of these options exercised in 2016 was US$18.10.

There were no outstanding stock options as of December 31, 2016 and 2017.

Share appreciation rights (“SARs”)

The former parent company of the Group, ChipMOS Bermuda adopted three SARs plans in 2006, 2008 and 2013 which have 500,000, 750,000 and 1,000,000 rights available for issuance, respectively. The SARs plans provide that the directors, officers and employees of ChipMOS Bermuda and its affiliates may be granted cash-settled share appreciation rights. All outstanding share appreciation rights issued by ChipMOS Bermuda and received by the employees of the Company, whether vested or unvested, were settled in cash by ChipMOS Bermuda prior to the Merger in accordance with the terms of the merger agreement.

The following table illustrates the number and WAEP of, and movements in, SARs during the periods indicated:

	Ten months ended October 30, 2016	2016
	Number of rights	WAEP US$
Outstanding at the beginning of the period	588,596	14.07
Granted	37,500	19.55
Forfeited	(9,785)	15.16
Exercised	(123,033)	11.26
Early settled	(493,278)	15.17

Outstanding at the end of the period	—	—

Exercisable at the end of the period	—	—

The weighted average share price at the date of exercise of these SARs exercised in 2016 was US$19.18.

The weighted average fair value of SARs granted during 2016 was US$1.34.

There were no outstanding share appreciation rights as of December 31, 2016 and 2017.

Restricted Shares

On November 12, 2014, the Board of Directors of the Company approved 2014 Restricted Stock Award Agreement which has 17,300 thousand restricted shares available for issuance. The par value and granting price of the restricted shares were NT$10 and zero, respectively. The issuance of the restricted shares was approved by the Special General Meeting of the Shareholders of the Company on December 30, 2014 and approved by the Financial Supervisory Commission ROC on June 30, 2015.

On July 14, 2015 and April 18, 2016, the Board of Directors of the Company approved to set July 21, 2015 and May 10, 2016 as the Record Date of the issuance of 15,752 thousand and 1,548 thousand restricted shares.

When the employees of ChipMOS Taiwan accomplished the following years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

	The 1st year	The 2nd year	The 3rd year
Years of service following the receipt of restricted shares	Continuous service for one year	Continuous service for two years	Continuous service for three years
Grade of performance appraisal	>=B+	>=B+	>=B+
Compliance of terms agreed by the staff and the Company	No violation	No violation	No violation
Vesting ratio of numbers of restricted shares received	30%	30%	40%

The restricted shares issued by the Company cannot be transferred during the vesting period, but voting right and dividend right are not restricted. Employees are required to return the shares but not required to return the dividends received if they resign during the vesting period. When the employees accomplish the years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

During 2016 and 2017, the Group recognized NT$356,463 thousand and NT$123,021 thousand (US$4,151 thousand), respectively, compensation expenses in respect of the transactions of share-based payments.